Commitments	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Commitments (Details) [Line Items]
Commitments
Note 8 – Commitments
Registration Rights
The holders of the Founder Shares, as well as the holders of the Private Units and any Private Warrants or Private Units that may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), are entitled to registration rights pursuant to an agreement that was signed on the effective date of Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Founder Shares, Private Units and Private Warrants or Private Units issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of Public Offering to purchase up to 2,250,000 additional Units to cover over-allotments, if any, at the Public Offering price less the underwriting discounts and commissions.
On October 26, 2020, the underwriters purchased an additional 1,500,000 Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option. On November 17, 2020, the underwriters purchased an additional 500,000 Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option. The Over-Allotment Units were sold at an offering price of $10.00 per Over-Allotment Unit, generating aggregate additional gross proceeds of $20,000,000 to the Company. On November 17, 2020, the underwriters canceled the remainder of the Over-Allotment Option.
The Company paid a fixed underwriting discount of $450,000 to the underwriters at the closing of the Public Offering.

Note 7—Commitments
Registration Rights
The holders of the Founder Shares, as well as the holders of the Private Units and any Private Warrants or Private Units that may be issued in payment of Working Capital Loans made to the Company (and all underlying securities), are entitled to registration rights pursuant to an agreement that was signed on the effective date of Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Founder Shares, Private Units and Private Warrants or Private Units issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company
 granted the underwriters a
45-day option
from the date of Public Offering to purchase up to
2,250,000
additional Units to cover over-allotments, if any, at the Public Offering price less the underwriting discounts and commissions.
On

October
26
,
2020
, the underwriters purchased an additional
1,500,000
Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option. On November
17
,
2020
, the underwriters purchased an additional
500,000
Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option. The Over-Allotment Units were sold at an offering price of $
10.00
per Over-Allotment Unit, generating aggregate additional gross proceeds of $
20,000,000
to the Company. On November
17
,
2020
, the underwriters canceled the remainder of the Over-Allotment Option.
The

Company paid a fixed underwriting discount of $
450,000
to the underwriters at the closing of the Public Offering.
Business Combination Marketing Agreement
The

Company engaged
I-Bankers
Securities, Inc. as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination.
The Company will pay
I-Bankers
Securities, Inc. a cash fee for such services upon the consummation of a Business Combination in an amount equal to
4.5
% of the gross proceeds of Public Offering (exclusive of any applicable finders’ fees which might become payable).